Segment Information - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Segment Information
Revenue	$ 270,123	$ 250,325	$ 301,095	$ 271,855	$ 588,561	$ 563,717
Baseball Event
Segment Information
Revenue					298,364	287,348
Broadcasting
Segment Information
Revenue					154,185	163,188
Retail And Licensing
Segment Information
Revenue					47,792	44,089
Operating Segments
Segment Information
Revenue	270,123	250,325	301,095	271,855
Operating Segments | Baseball
Segment Information
Revenue	254,935	236,918	272,496	246,758
Operating Segments | Baseball | Baseball Event
Segment Information
Revenue	162,368	145,116	163,486	146,203
Operating Segments | Baseball | Broadcasting
Segment Information
Revenue	68,558	63,745	69,449	63,745
Operating Segments | Baseball | Retail And Licensing
Segment Information
Revenue	19,747	17,755	24,122	21,610
Operating Segments | Baseball | Other
Segment Information
Revenue	4,262	10,302	15,439	15,200
Operating Segments | Mixed Use Development
Segment Information
Revenue	$ 15,188	$ 13,407	$ 28,599	$ 25,097	$ 53,577	$ 41,320